SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SHORT-TERM INVESTMENTS [Abstract]
Aggregate cost basis	$ 3,766	$ 0
Gross unrealized holding gain	17	0
Aggregate fair value	$ 3,783